Average Annual Total Returns (Large Cap Value Trust)	12 Months Ended
May 01, 2011
Russell 1000 Value Index
Average Annual Return:
One Year	15.51%
Five Year	1.28%
Since Inception	6.92%
Date of Inception	May 05, 2003
Series I, Large Cap Value Trust
Average Annual Return:
One Year	9.92%
Five Year	(1.16%)
Since Inception	7.12%
Date of Inception	May 05, 2003
Series II, Large Cap Value Trust
Average Annual Return:
One Year	9.70%
Five Year	(1.35%)
Since Inception	6.91%
Date of Inception	May 05, 2003
Series NAV, Large Cap Value Trust
Average Annual Return:
One Year	9.97%
Five Year	(1.11%)
Since Inception	7.17%
Date of Inception	Feb. 28, 2005